Schedule of Computation of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	May 06, 2026	Jun. 30, 2025
Per share data
Net loss	$ (2,006)	$ (38,928)	$ 589	$ 2,508	$ (5,736)	$ 3,097
Weighted average common shares outstanding:
Basic		69,473,454
Diluted		69,473,454
Loss per share:
Basic		$ (0.56)
Diluted		$ (0.56)